Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of the year	$ 32,641	$ 30,867	$ 27,519
Additions	11,718	15,355	15,961
Amortization	(9,322)	(10,886)	(10,292)
Transfer to assets held for sale	(138)
Write-off	(800)	(2,695)	(2,321)
Balance at the end of the year	34,099	32,641	30,867
Financing Costs [Member]
Balance at beginning of the year	11,923	5,437	4,008
Additions	547	9,233	3,256
Amortization	(1,143)	(2,747)	(1,827)
Transfer to assets held for sale	0
Write-off	(14)	0	0
Balance at the end of the year	11,313	11,923	5,437
Dry-docking and Special Survey Costs [Member]
Balance at beginning of the year	20,718	25,430	23,511
Additions	11,171	6,122	12,705
Amortization	(8,179)	(8,139)	(8,465)
Transfer to assets held for sale	(138)
Write-off	(786)	(2,695)	(2,321)
Balance at the end of the year	$ 22,786	$ 20,718	$ 25,430